Employee Share Scheme Reserve - Summary of Exercise Price of the Options (Detail) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Exercised during the year Average exercise price per share Option	$ 0	$ 0